EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFITS
Accrued employee benefits	¥ 1,598	¥ 1,071	¥ 26	¥ 12
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%